Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ (14,400)	(89,714)	(84,448)
Unrealized gains on available-for-sale securities	1,836	11,436	45
Accumulated other comprehensive loss	$ (12,564)	(78,278)	(84,403)